Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests
The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interests	Total Shareholders’ Deficit

Balance at January 1, 2017	$(3,634,145)	$24,147	$(3,609,998)
Net income (loss)	(178,728)	3,914	(174,814)
Dividends paid to noncontrolling interests	—	(8,755)	(8,755)
Share-based compensation	16,472	—	16,472
Postretirement/pension liability adjustment	(11,801)	—	(11,801)
Other comprehensive income	332	—	332
Balance at December 31, 2017	$(3,807,870)	$19,306	$(3,788,564)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interests	Total Shareholders’ Deficit

Balance at January 1, 2018	$(3,807,870)	$19,306	$(3,788,564)
Net income (loss)	(599,605)	3,915	(595,690)
Dividends paid to noncontrolling interests	—	(8,825)	(8,825)
Common shares and 2025 Convertible Notes offering	368,253	—	368,253
Share-based compensation	10,035	—	10,035
Postretirement/pension liability adjustment	44,695	—	44,695
Other comprehensive loss	(351)	—	(351)
Adoption of accounting standards(1)	(112,162)	—	(112,162)
Balance at December 31, 2018	$(4,097,005)	$14,396	$(4,082,609)

(1)	See Note 2—Significant Accounting Policies and Note 14—Income Taxes